ACCOUNTING STANDARDS AND BASIS OF PREPARATION - Probabilities (Detail)	12 Months Ended
Dec. 31, 2022
Scenario one [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Probability of occurrences	60.00%
Scenario Two [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Probability of occurrences	20.00%
Scenario Three [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Probability of occurrences	20.00%